Average Annual Total Returns - George Putnam Balanced Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sales 1 Year	Class A After Taxes on Distributions and Sales 5 Years	Class A After Taxes on Distributions and Sales 10 Years	Class B 1 Year	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class M 1 Year	Class M 5 Years	Class M 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R5 1 Year		Class R5 5 Years		Class R5 10 Years		Class R6 1 Year		Class R6 5 Years		Class R6 10 Years		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	George Putnam Blended Index (no deduction for fees, expenses or taxes) 1 Year	George Putnam Blended Index (no deduction for fees, expenses or taxes) 5 Years	George Putnam Blended Index (no deduction for fees, expenses or taxes) 10 Years	S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 10 Years
Total	16.97%	6.82%	8.79%	14.82%	5.75%	8.08%	10.82%	5.08%	7.02%	18.23%	6.99%	8.77%	22.18%	7.28%	8.61%	19.20%	6.79%	8.50%	23.81%	7.83%	9.16%	24.46%	[1]	8.40%	[1]	9.72%	[1]	24.56%	[1]	8.49%	[1]	9.78%	[1]	24.44%	8.36%	9.70%	22.16%	8.43%	9.87%	31.49%	11.70%	13.56%	8.72%	3.05%	3.75%

[1]	Performance for class R5 and class R6 shares prior to their inception (12/2/13) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.